LEASE LIABILITIES (Tables)	12 Months Ended
Jun. 30, 2021
Presentation of leases for lessee [abstract]
SCHEDULE OF RIGHT-OF-USE ASSETS AND LEASE LIABILITIES

The statement of financial position shows the following amounts relating to leases:

	Consolidated
	2021	2020
	$	$
Right-of-use assets
Right of use-of-assets	180,528	397,945

Lease Liabilities
Lease liabilities - Current	179,626	240,915
Lease liabilities – Non-Current	24,412	188,621
Total	204,038	429,536

SCHEDULE OF EXPENSES RELATING TO LEASES

The statement of profit or loss under general and administrative expenses includes the following amounts relating to leases:

	2021	2020
	$	$
Depreciation charge of right-of-use assets
Depreciation Expense (for Leased Assets)	212,474	200,785

Interest expense (included in general and administrative expenses)	16,338	37,375